Label	Element	Value
Accounting Standards Update [Extensible Enumeration]	us-gaap_AccountingStandardsUpdateExtensibleList	Accounting Standards Update 2016-02 [Member]
Money Market Funds [Member]
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	$ 463,900,000
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	$ 0